Document and Entity Information	Aug. 22, 2023
Details
Registrant CIK	0001575659
Document Type	8-K
Document Period End Date	Aug. 22, 2023
Entity Registrant Name	Rapid Therapeutic Science Laboratories, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-55018
Entity Tax Identification Number	46-2111820
Entity Address, Address Line One	558 County Road 472
Entity Address, City or Town	De Leon
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76444
City Area Code	800
Local Phone Number	497-6059
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false